Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 01, 2022	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Apr. 30, 2025
AJC Capital [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses							$ 28,000
Director A and Director E [Member]
Related Party Transaction [Line Items]
Relative of Officer A		$ 1,132		$ 2,702		$ 278
Related party transaction description		Current term notes payable, net of discount, including accrued interest	[1]	Current term notes payable, net of discount, including accrued interest	[2]
AJC Capital And Relative Of Officer A [Member]
Related Party Transaction [Line Items]
Relative of Officer A		$ 43		$ 30		104
AJC Capital Director D And Relative Of Officer A [Member]
Related Party Transaction [Line Items]
Related party transaction description		Accounts payable and accrued expenses	[3]	Accounts payable and accrued expenses	[4]
Director D [Member]
Related Party Transaction [Line Items]
Relative of Officer A				$ 434		495
Related party transaction description		Former President and Chief Operating Officer	[5]	Former President and Chief Operating Officer	[6]
Director A One [Member]
Related Party Transaction [Line Items]
Relative of Officer A				$ 18		18
Related party transaction description		Advisory services included in accrued expenses	[7]	Advisory services included in accrued expenses	[8]
AJC Capital [Member]
Related Party Transaction [Line Items]
Relative of Officer A		$ 190		$ 186		167
Related party transaction description		Lease guaranty	[9]	Lease guaranty	[10]
Director A Two [Member]
Related Party Transaction [Line Items]
Relative of Officer A				$ 638		538
Related party transaction description		Other liabilities	[11]	Other liabilities	[12]
AJC Capital and Director A [Member]
Related Party Transaction [Line Items]
Relative of Officer A		$ 6		$ 9		48
Related party transaction description		Warrant liability	[13]	Warrant liability	[14]
Relative Of OfficerA [Member]
Related Party Transaction [Line Items]
Relative of Officer A				$ 223
Related party transaction description		Loan payable	[15]	Loan payable	[16]
Director A [Member]
Related Party Transaction [Line Items]
Relative of Officer A						$ 2,060
Related party transaction description				Noncurrent term notes payable including accrued interest
Advisory fee	$ 9,166
Equity proceeds	10,000
Director A [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Advisory fee	$ 100

[1]	As of March 31, 2025, related party term note payable amounts due to Directors A totaling $1.1 million, inclusive of principal amounts totaling $0.7 million and accrued interest amounts totaling $0.4 million, have been classified as a short term liability on the accompanying unaudited condensed consolidated balance sheets. As of December 31, 2024, related party term note payable amounts due to Directors A and E totaled $2.7 million. See Note 7 for further details.
[2]	As of December 31, 2024, related party term notes payable amounts due to Directors A and E totaling $2.7 million, inclusive of principal amounts totaling $2.0 million and accrued interest amounts totaling $0.7 million, have been classified as a short term liability on the accompanying consolidated balance sheets. See Note 7 for further details.
[3]	Amounts owed to AJC Capital as of March 31, 2025 and December 31, 2024, for reimbursable expenses; in addition, amounts owed to a relative of Officer A for certain legal fees, included in accounts payable and accrued expenses. In April 2025, $28,000 was settled with AJC Capital.
[4]	Amounts owed to AJC Capital as of December 31, 2024, for reimbursable expenses; in addition, amounts owed to a relative of Officer A for certain legal fees, included in accounts payable and accrued expenses as of December 31, 2024.
[5]	On February 1, 2022, the Company appointed a then current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of the Company under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng was entitled to a base annual salary of $0.5 million and a signing bonus of $0.3 million, payable in three equal monthly installments. Mr. Ng was eligible for standard change in control and severance benefits. On June 23, 2023, the Company entered into a Separation and Release Agreement with Mr. Ng which included a severance accrual and accrued interest as of December 31, 2024 (see Note 11). The lump sum payment and accrued interest was settled in January 2025.
[6]	On February 1, 2022, the Company appointed a then current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of the Company under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng was entitled to a base annual salary of $0.5 million and a signing bonus of $0.3 million, payable in three equal monthly installments. Mr. Ng was eligible for standard change in control and severance benefits. On June 23, 2023, the Company entered into a Separation and Release Agreement with Mr. Ng which includes a severance accrual and accrued interest as of December 31, 2024 (see Note 11).
[7]	On April 1, 2022, the Company entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A received an advisory fee of $9,166 per month not to exceed $0.1 million per annum, accrued and payable upon the Company raising $10 million or more in equity proceeds, as defined in the Advisory Agreement. The Advisory Agreement terminated on August 31, 2023. The accrued advisory fees were settled in January 2025.
[8]	On April 1, 2022, the Company entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A will receive an advisory fee of $9,166 per month not to exceed $0.1 million per annum, accrued and payable upon the Company raising $10 million or more in equity proceeds, as defined in the Advisory Agreement. The Advisory Agreement terminated on August 31, 2023. The accrued advisory fees were paid to Director A in January 2025.
[9]	In October 2022, in order for the Company to secure and execute the San Diego Lease discussed in Note 11, Mr. Allan Camaisa, former Chief Executive Officer of the Company, provided a personal Guaranty of Lease of (the “Guaranty”) up to $0.9 million to the lessor for the Company’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, the Company agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first. The amount shown in the table above represents the present value, including accrued interest as of the period shown, of the aggregate $0.2 million payment due to Mr. Camaisa upon the release or termination of the Guaranty, which is included in noncurrent operating lease right-of-use liability.
[10]	In October 2022, in order for the Company to secure and execute the San Diego Lease discussed in Note 11, Mr. Allan Camaisa provided a personal Guaranty of Lease of (the “Guaranty”) up to $0.9 million to the lessor for the Company’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, the Company agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first. The amount shown in the table above, represents the present value, including accrued interest as of the period shown, of the aggregate $0.2 million payment due to Mr. Camaisa upon the release or termination of the Guaranty, which is included in noncurrent operating lease right-of-use liability.
[11]	In August 2023, the Company entered into an agreement with Director A for deferred compensation including advisory fees for $0.5 million, which was paid in January 2025 (see Note 11). The $0.5 million note bore interest at 24% through August 12, 2024, at which time the note was amended and replaced with an interest rate of 14% per annum. The deferred compensation and advisory fees were settled in January 2025.
[12]	In January 2024, the Company entered into a loan agreement with a relative of Officer A for a loan payable for $0.2 million, which was paid in January 2025. The $0.2 million loan bears interest at 12%.
[13]	See Note 8 for disclosures around Warrants.
[14]	See Note 8 for disclosures around Warrants.
[15]	In January 2024, the Company entered into a loan agreement with a relative of Officer A for a loan payable for $0.2 million, which bears interest at 12%. The loan was settled in full in January 2025.
[16]	In August 2023, the Company entered into an agreement with Director A for deferred compensation including advisory fees for $0.5 million, which was subsequently paid in January 2025 (see Note 12). The $0.5 million note bore interest at 24% through August 12, 2024, at which time the note was amended and replaced with an interest rate of 14% per annum.